Change in Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 2,356,173
Ending Balance	2,159,212	$ 2,356,173
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	7,344,532	6,918,765
Additions	263,474	216,647
Transferred to assets held for sale		(5,501)
Disposals	(172,203)	(179,328)
Reclassification from right-of-use assets	3,653
Asset decommissioning	(299,289)
Foreign exchange	(204,338)	393,949
Ending Balance	6,935,829	7,344,532
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,988,359)	(4,580,677)
Depreciation expense	304,549	296,119
Disposals	146,522	164,956
Reclassification from right-of-use assets	869
Asset decommissioning	(232,209)
Foreign exchange	(138,429)	276,519
Ending Balance	(4,776,617)	(4,988,359)
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,118,055
Ending Balance	1,931,558	2,118,055
Rig Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,749,163	6,324,210
Additions	57,110	59,650
Disposals	(122,183)	(153,166)
Reclassifications	174,547	137,658
Asset decommissioning	(299,289)
Foreign exchange	(185,477)	380,811
Ending Balance	6,373,871	6,749,163
Rig Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,631,108)	(4,229,700)
Depreciation expense	288,178	276,815
Disposals	110,671	141,694
Asset decommissioning	(232,209)
Foreign exchange	(134,093)	266,287
Ending Balance	(4,442,313)	(4,631,108)
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	16,066
Ending Balance	16,066	16,066
Rental Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	96,760	96,481
Disposals	(17)
Foreign exchange	(160)	279
Ending Balance	96,583	96,760
Rental Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(80,694)	(80,415)
Disposals	17
Foreign exchange	(160)	279
Ending Balance	(80,517)	(80,694)
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,999
Ending Balance	6,969	5,999
Other Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	170,709	170,429
Additions	9,645	14,516
Disposals	(31,683)	(17,327)
Foreign exchange	(2,345)	3,091
Ending Balance	146,326	170,709
Other Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(164,710)	(161,193)
Depreciation expense	8,307	14,267
Disposals	31,527	17,091
Foreign exchange	(2,133)	6,341
Ending Balance	(139,357)	(164,710)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	1,787
Ending Balance	4,211	1,787
Vehicles [member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	30,863	32,696
Additions	149	95
Disposals	(2,959)	(3,646)
Reclassification from right-of-use assets	3,653
Foreign exchange	(630)	1,718
Ending Balance	31,076	30,863
Vehicles [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(29,076)	(30,363)
Depreciation expense	588	720
Disposals	2,858	3,504
Reclassification from right-of-use assets	869
Foreign exchange	(810)	1,497
Ending Balance	(26,865)	(29,076)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	43,870
Ending Balance	29,195	43,870
Buildings [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	126,641	124,833
Additions	139	985
Disposals	(8,133)	(3,089)
Foreign exchange	(1,887)	3,912
Ending Balance	116,760	126,641
Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(82,771)	(79,006)
Depreciation expense	7,476	4,317
Disposals	1,449	2,667
Foreign exchange	(1,233)	2,115
Ending Balance	(87,565)	(82,771)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	133,543
Ending Balance	142,257	133,543
Assets Under Construction [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	133,543	126,872
Additions	196,431	141,401
Reclassifications	(174,547)	(137,658)
Foreign exchange	(13,170)	2,928
Ending Balance	142,257	133,543
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	36,853
Ending Balance	28,956	36,853
Land [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	36,853	43,244
Transferred to assets held for sale		(5,501)
Disposals	(7,228)	(2,100)
Foreign exchange	(669)	1,210
Ending Balance	$ 28,956	$ 36,853